Variable Interest Entities (Details) - Schedule of Investment	9 Months Ended		12 Months Ended
	Dec. 31, 2023		Mar. 31, 2023
Zoomcar Egypt Car Rental LLC [Member]
Schedule of Investments [Line Items]
Place of incorporation	Egypt		Egypt
Nature of investment	Debt		Debt
Investor entity	Zoomcar Netherlands Holding B.V		Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC One [Member]
Schedule of Investments [Line Items]
Place of incorporation	Egypt		Egypt
Nature of investment	Debt		Debt
Investor entity	Zoomcar Inc.		Zoomcar Inc.
Fleet Mobility Philippines Corporation [Member]
Schedule of Investments [Line Items]
Place of incorporation	Philippines	[1]	Philippines	[2]
Nature of investment	Debt	[1]	Debt	[2]
Investor entity	Zoomcar Inc.	[1]	Zoomcar Inc.	[2]
PT Zoomcar Indonesia Mobility Service [Member]
Schedule of Investments [Line Items]
Place of incorporation	Indonesia	[3]	Indonesia	[4]
Nature of investment	Equity	[3]	Equity	[4]
Investor entity	Fleet Holding Pte Ltd	[3]	Fleet Holding Pte Ltd	[4]
PT Zoomcar Indonesia Mobility Service One [Member]
Schedule of Investments [Line Items]
Place of incorporation	Indonesia	[3]	Indonesia	[4]
Nature of investment	Debt	[3]	Debt	[4]
Investor entity	Zoomcar Inc.	[3]	Zoomcar Inc.	[4]
Zoomcar Vietnam Mobility LLC [Member]
Schedule of Investments [Line Items]
Place of incorporation	Vietnam	[5]	Vietnam
Nature of investment	Debt	[5]	Debt
Investor entity	Fleet Holding Pte Ltd	[5]	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC One [Member]
Schedule of Investments [Line Items]
Place of incorporation	Vietnam	[5]	Vietnam
Nature of investment	Debt	[5]	Debt
Investor entity	Zoomcar Inc.	[5]	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC Two [Member]
Schedule of Investments [Line Items]
Place of incorporation	Vietnam	[5]	Vietnam
Nature of investment	Equity	[5]	Equity
Investor entity	Fleet Holding Pte Ltd	[5]	Fleet Holding Pte Ltd

[1]	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
[2]	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. Therefore, Company has written off the investment made in the VIE since the Company do not expect to recover the amount. The assets consolidated for the VIE are not material.
[3]	As of March 31, 2022, Fleet Holding Pte Ltd. was consolidated under VIE model as it does not have enough equity to finance its activities to operate the business. During the year ended March 31, 2023, Fleet Holding Pte Ltd. has made equity investment in PT Zoomcar Indonesia Mobility Service, and as a result, the entity has sufficient equity at risk to operate the business. Therefore, PT Zoomcar Indonesia Mobility Service has been consolidated as a voting interest entity as at March 31, 2023 and not as a VIE.
[4]	As of March 31, 2022, Fleet Holding Pte Ltd. was consolidated under VIE model as it does not have enough equity to finance its activities to operate the business. During the year ended March 31, 2023, Fleet Holding Pte Ltd. has made equity investment in PT Zoomcar Indonesia Mobility Service, and as a result, the entity has sufficient equity at risk to operate the business. Therefore, PT Zoomcar Indonesia Mobility Service has been consolidated as a voting interest entity as at March 31, 2023 and not as a VIE.
[5]	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.